UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
68.56% of Net Assets
AL Agriculture & Mechanical University Revenue Bonds	5.000%	11/1/2025	Aaa/AAA*/AAA@	$100,000	$102,441
AL Housing Financial Authority Single Family Mortgage	5.050	10/1/2013	Aaa	10,000	10,221
Alabama Private Colleges & University Facilities Authority	5.900	9/1/2016	Aaa/AAA*/AAA@	10,000	10,315
AL State Board Education Bishop State Community College	4.600	1/1/2021	Aaa/AAA@	100,000	101,442
Al State Board of Education Revenue Bonds Calhoun Community	5.000	5/1/2022	Aaa/AAA@	450,000	472,424
Alabama State Docks Department Docks Facilities Revenue	5.500	10/1/2022	Aaa/AAA*/AAA@	110,000	116,557
AL State University Revenue General Tuition & Fee - Series A	5.000	1/1/2019	Aaa/AAA*/AAA@	50,000	52,507
AL Water Pollution Control Authority Revolving Fund Loan	5.500	8/15/2016	Aaa/AAA*	10,000	10,083
AL Water Pollution Control Authority Revolving Fund Loan	4.800	8/15/2018	Aaa/AAA*/AAA@	50,000	51,571
AL Water Pollution Control Authority Revolving Fund Loan	4.800	8/15/2022	Aaa/AAA*/AAA@	170,000	173,987
AL Water Pollution Control Authority Revolving Fund Loan	5.000	8/15/2026	Aaa/AAA*/AAA@	130,000	134,810
Alexander City AL Warrants	4.700	5/1/2021	Aaa/AAA*/AAA@	200,000	204,220
Baldwin County AL Water and Sewer Series A General Obligation	5.000	1/1/2025	Aaa/AAA*	295,000	308,650
Birmingham AL General Obligation Bonds Series A	5.125	11/1/2022	Aaa/AAA*/AAA@	100,000	106,258
Birmingham AL Special Care Facilities Financing	5.000	6/1/2020	Aaa/AAA*	100,000	103,312
Birmingham AL Multifamily Housing Revenue - Beaconview	5.600	7/1/2020	Aaa/AAA*/AAA@	20,000	20,244
Blount County AL Water Authority Revenue	5.750	8/1/2019	Aaa/AAA*/AAA@	125,000	135,130
Central Elmore AL Water & Sewer	5.000	7/1/2021	Aaa/AAA*/AAA@	100,000	104,734
Choctaw County AL Revenue School Warrants	4.700	3/1/2017	A*	200,000	199,484
Colbert County Northwest AL Health Care Facility	5.750	6/1/2015	Aaa/AAA*/AAA@	10,000	10,214
Colbert County-Northwest AL Healthcare Authority	5.750	6/1/2020	Aaa/AAA*/AAA@	20,000	20,430
Enterprise AL Water General Obligation Bonds	5.000	10/1/2019	Aaa/AAA*/AAA@	55,000	58,078
Enterprise AL Water General Obligation Bonds	5.000	10/1/2023	Aaa/AAA*/AAA@	450,000	470,273
Gasden AL Warrants - Series B	4.600	8/1/2022	Aaa/AAA@	100,000	101,377
Hoover AL Board of Education Capital Outlay Warrants	5.250	2/15/2026	Aaa/AAA*/AAA@	35,000	36,791
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/1/2021	Aaa/AAA*/AAA@	200,000	202,042
Huntsville AL Health Care Authority Series A	5.000	6/1/2023	Aaa/AAA*/AAA@	140,000	143,739
Huntsville AL Health Care Authority Series A Revenue Bonds	5.000	6/1/2024	Aaa/AAA*	100,000	103,033
Huntsville AL Health Care Authority Series A	5.400	6/1/2022	Aaa/AAA*/AAA@	50,000	53,981
Huntsville AL Public Building Authority Lease Revenue	5.125	10/1/2022	Aaa/AAA*/AAA@	200,000	211,796
Huntsville AL Public Educational Building - A&M	5.600	6/1/2014	A*	20,000	21,043
Huntsville AL Public Educational Building	6.050	6/1/2020	A*	150,000	159,464
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	6/1/2018	Aaa/AAA*/AAA@	30,000	31,683
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	6/1/2021	Aaa/AAA*/AAA@	50,000	52,964
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.125	6/1/2026	Aaa/AAA*/AAA@	75,000	78,027
Jefferson County AL Sewer Revenue Capital Improvement	5.000	2/1/2020	Aaa/AAA*/AAA@	50,000	52,417
Lauderdale County & Florence AL Health Care Authority	5.250	7/1/2019	Aaa/AAA*/AAA@	30,000	31,357
Lee County AL School Warrants	5.000	2/1/2018	Aaa/AAA@	100,000	105,189
Lee County AL School Warrants Limited Obligation	5.000	2/1/2021	Aaa/AAA@	75,000	78,256
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/1/2029	Aaa	275,000	286,256
Linden AL Warrants	5.250	6/1/2023	AA*	25,000	26,012
Madison AL School Warrants - Series B	5.000	2/1/2023	Aaa/AAA*/AAA@	150,000	155,327
Madison AL Refunding Warrants	5.000	4/1/2021	Aaa/AAA*/AAA@	350,000	370,979
Mobile AL Limited Obligation Tax Warrants	5.500	2/15/2023	A1	35,000	36,518
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	9/1/2019	Aaa/AAA*/AAA@	50,000	52,717
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	3/1/2025	Aaa/AAA*/AAA@	250,000	261,330
Morgan County AL Water and Sewer General Obligation Warrant	5.000	4/1/2028	Aaa	100,000	103,532
Muscle Shoals AL Refunded Warrants	4.600	8/1/2024	Aaa/AAA*/AAA@	250,000	253,475
Phenix City AL School Warrants	5.450	8/1/2016	Aaa/AAA*/AAA@	10,000	10,840
Roanoke AL Warrants	4.450	5/1/2020	Aaa/AAA*/AAA@	150,000	152,472
St Clair County AL Board Education School Tax Warrants	4.400	2/1/2022	Aaa/AAA*/AAA@	50,000	50,162
Shelby County AL Board of Education Special Tax School Warrants	5.000	2/1/2025	Aaa/AAA*	300,000	313,737
Southeast AL Gas District System Revenue Series A	5.500	6/1/2020	Aaa/AAA@	10,000	10,828
Talladega County AL Industrial Development Revenue Bond	4.700	1/1/2022	Aaa/AAA@	100,000	102,958
Trussville AL Warrants	4.800	10/1/2021	Aaa/AAA@	85,000	87,480
Tuskegee AL Utilities Board Utilities Revenue	5.500	2/1/2022	Aaa/AAA*	70,000	72,461
University AL University Revenue Hospital - Series A	5.400	9/1/2013	Aaa/AAA*/AAA@	50,000	53,331
University of Southern AL University Revenue & Capital	5.000	3/15/2021	Aaa/AAA@	370,000	388,556

					7,229,507
GENERAL OBLIGATION BONDS
19.14% of Net Assets
AL State - Series A	5.000	6/1/2019	Aa3/AA*	30,000	31,338
AL State Series A	5.000	6/1/2020	Aa3/AA*	100,000	103,914

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Alabama State Series B	5.000	6/1/2021	Aa3/AA*	30,000	31,174
Alabama State - Series A	4.625	9/1/2022	Aa3/AA*	100,000	101,860
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/1/2020	Baa1/A-*	50,000	52,154
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/1/2013	Baa1/A-*	15,000	16,146
Birmingham AL Warrants	4.900	1/1/2018	Aa3/AA*/AA-@	150,000	154,754
Birmingham AL Warrants	4.750	1/1/2023	Aa3/AA*/AA-@	225,000	227,680
Birmingham AL Capital Improvement Warrants - Series A	5.500	8/1/2025	Aa3/AA*/AA-@	100,000	106,544
Birmingham AL Referral Warrants - Series A	5.250	5/1/2018	Aa3/AA*/AA-@	300,000	322,239
Madison AL Warrants - Series C	5.000	9/1/2018	Aaa/AAA*/AAA@	250,000	261,363
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	1/1/2023	Aa2/AA*/AAA@	580,000	608,716

					2,017,881
PREREFUNDED BONDS
2.18% of Net Assets
Fairhope AL Utilities Revenue Warrants	5.750	12/1/2021	Aaa/AAA*	25,000	25,855
Fort Payne AL Warrants	5.500	5/1/2016	Aaa/AAA*/AAA@	10,000	10,225
Hoover AL Warrants Series A	5.650	1/1/2014	Aa3/AA*	10,000	10,767
Jefferson County AL Board of Education Capital Outlay	5.800	2/15/2020	AAA*/AAA@	10,000	10,384
Montgomery AL BMC Special Care Facilities Financing Authority	5.000	11/15/2029	Aaa/AAA*	85,000	87,559
Nortwest AL Gas District Gas System Revenue	5.900	5/1/2020	Aaa/AAA@	35,000	37,243
St Clair County Board of Education School Tax Anticipation	5.500	2/1/2016	Aaa/AAA*/AAA@	10,000	10,592
University of Alabama Revenue - Birmingham	6.000	10/1/2020	Aaa/AAA*/AAA@	25,000	26,923
University of Alabama University Revenue-Huntsville	5.750	12/1/2016	Aaa/AAA*/AAA@	10,000	10,343

					229,889
PUBLIC FACILITIES REVENUE BONDS
1.99% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/1/2021	Aa3/AA*	190,000	198,972
Rockford AL Public Building Authority Building Revenue	5.750	9/1/2015	NR	10,000	10,437

					209,408
UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
1.20% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	9/1/2019	Aa3	120,000	126,290

					126,290
MUNICIPAL UTILITIES
1.16% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	1/1/2017	A2/AA-*	20,000	20,880
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	1/1/2021	A2/AA-*	100,000	101,640

					122,520
INDUSTRIAL REVENUE BONDS
1.01% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/1/2011	BBB*	75,000	79,751
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/1/2020	BBB*	25,000	26,458

					106,210
HOSPITALS AND HEALTHCARE
.78% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	3/1/2018	Aa3	50,000	50,815
Montgomery AL Baptist Medical Center Special Care	5.375	9/1/2022	Aaa/AAA*	30,000	31,196

					82,011
LEASE REVENUE BONDS
.19% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	2/15/2021	Aa2	20,000	20,213

					20,213

Total Investments (cost $10,018,609)(a) - 96.20% of Net Assets					$10,143,930

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$175,279
Unrealized depreciation	(49,959)

Net unrealized appreciation	$125,320

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
65.52% of Net Assets
Ballard County School District Finance Corporation	5.000%	6/1/2020	Aaa/AAA@	$1,240,000	$1,305,274
Bardstown KY Combined Utilities Revenue	5.000	12/1/2017	Aaa/AAA@	1,290,000	1,359,583
Bardstown KY Combined Utilities Revenue	5.000	12/1/2018	Aaa/A2*/AAA@	1,510,000	1,588,807
Barren County School District Finance Corporation	4.750	8/1/2022	Aaa/Aa3*/AAA@	3,085,000	3,188,162
Boone County Pollution Control Revenue - Dayton Power	4.700	1/1/2028	Aaa/AAA*/AAA@	8,595,000	8,626,372
Boone County School District Finance Corporation	5.000	5/1/2023	Aaa/AAA*	4,070,000	4,245,702
Boone County School District Finance Corporation	5.000	5/1/2024	Aaa/AAA*	4,265,000	4,452,063
Boone County KY Water - Florence	5.000	12/1/2015	Aaa/AAA*	1,000,000	1,052,980
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2017	Aaa/AAA*	1,805,000	1,894,095
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2018	Aaa/AAA*	1,900,000	2,000,662
Boone-Florence County KY Water Supply System Revenue	5.000	12/1/2020	Aaa/AAA*	2,100,000	2,197,146
Bullitt County School District Finance Corporation	4.750	7/1/2022	Aaa/AAA@	2,440,000	2,520,569
Bullitt Co School District Finance Corporation	4.500	10/1/2024	Aaa/AAA@	2,720,000	2,748,723
Cambell & Kenton Counties Sanitation District Number 1	5.000	8/1/2017	Aaa/AAA*/AAA@	1,000,000	1,055,400
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	1/1/2007	Aaa/AAA*/AAA@	1,000,000	1,011,770
Carter County Detention Center	5.125	5/1/2029	Aaa/AAA*	960,000	1,015,680
Easter Kentucky University Consolidated Educational Building	5.000	5/1/2021	Aaa/AAA*	1,580,000	1,658,084
Fayette County KY School District Finance Corporation	5.250	4/1/2021	Aaa/AAA*/AAA@	2,285,000	2,424,545
Fayette County School District Finance Corporation	5.000	4/1/2024	Aaa/AAA*/AAA@	6,985,000	7,320,140
Fayette County School District Finance Corporation	5.000	4/1/2025	Aaa/AAA*/AAA@	7,340,000	7,714,487
Fayette County School District Finance Corporation	4.500	3/1/2022	Aaa/AA-*/AAA@	4,100,000	4,150,922
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	1/1/2024	Aaa/AAA*/AAA@	780,000	780,515
Greater Ky Housing Assistance Corporation-Northside Apts	6.200	2/1/2025	AAA*	3,340,000	3,343,140
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	5/20/2027	Aaa	1,245,000	1,299,369
Jefferson County KY Health Facilities-Jewish Hospital	5.650	1/1/2017	Aaa/AAA*	3,450,000	3,571,164
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2021	Aaa/AAA*	4,520,000	4,683,488
Jefferson County KY Health Facilities University Medical Center	5.500	7/1/2017	Aaa/AAA*	8,675,000	8,928,050
Jefferson County Ky School District Finance Corporation	5.250	1/1/2016	Aaa/AAA*/AAA@	1,000,000	1,055,240
Jefferson County School District Finance Corporation	5.250	1/1/2019	Aaa/AAA*/AAA@	2,000,000	2,100,420
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/1/2017	Aaa/AAA*/AAA@	2,940,000	3,030,140
Jefferson County KY Capital Projects Corporation Revenue	5.375	6/1/2018	Aaa/AAA*/AAA@	1,500,000	1,557,090
Kenton County School District Finance Corporation	5.000	6/1/2021	Aaa/Aa3*/AAA@	4,055,000	4,257,020
Kenton County KY School District Finance Corporation School	5.000	6/1/2023	Aaa/AAA@	4,465,000	4,678,070
Kenton County KY School District Finance Corporation School	5.000	6/1/2024	Aaa/AAA@	4,665,000	4,877,771
Kentucky Asset/Liability Commission General Fund	5.000	5/1/2020	Aaa/AAA*/AAA@	2,000,000	2,116,620
KY Asset Liability Commission Project Notes First Series	5.000	5/1/2023	Aaa/AAA*/AAA@	5,600,000	5,883,360
Ky Asset Liability Community General Fund	5.000	5/1/2024	Aaa/AAA*/AAA@	5,880,000	6,164,004
Ky Asset Liability Commission	5.000	5/1/2025	Aaa/AAA*/AAA@	1,000,000	1,049,070
KY Asset Liability Project Notes	5.000	9/1/2015	Aaa/AAA*/AAA@	6,000,000	6,422,820
KY Asset Liability Commission University Of KY Project Note	5.000	10/1/2023	Aaa/AAA*	8,075,000	8,505,559
Ky Asset Liability Commission University Of KY Project Note	5.000	10/1/2024	Aaa/AAA*	7,405,000	7,793,911
KY Asset Liability Commission University Of KY Project Note	5.000	10/1/2025	Aaa/AAA*	3,700,000	3,891,401
Kentucky Economic Development Finance Authority-Ashland Hospital	5.000	2/1/2018	Aaa/AAA*/AAA@	1,500,000	1,543,065
Kentucky Development Finance Authority-St Clair Medical	5.875	9/1/2013	AAA*	2,000,000	2,024,780
Kentucky Development Finance Authority-St Claire Medical	5.625	9/1/2021	AAA*	2,500,000	2,530,725
Kentucky Development Finance Authority-Methodist Hospital	5.625	2/1/2017	AAA*	6,500,000	6,740,565
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/1/2017	A*	1,000,000	1,040,710
Kentucky Housing Corporation	4.750	7/1/2017	Aaa/AAA*	1,335,000	1,361,620
Kentucky Housing Corporation	4.650	7/1/2023	Aaa/AAA*	3,595,000	3,608,302
Kentucky Housing Corporation	5.500	1/1/2015	Aaa/AAA*	795,000	827,134
Kentucky Housing Corporation	4.400	1/1/2017	Aaa/AAA*	1,000,000	1,008,590
Kentucky Housing Corporation	4.850	1/1/2024	Aaa/AAA*	2,000,000	2,026,680
KY State Property & Buildings Commission #73	5.000	11/1/2021	Aaa/AAA*/AAA@	1,000,000	1,049,080
Kentucky State Property & Building #83	5.000	10/1/2013	Aaa/AAA*/AAA@	610,000	651,224
Kentucky State Property & Building Commission Project #83	5.000	10/1/2017	Aaa/AAA*/AAA@	5,000,000	5,399,800
Kentucky State Property & Building	5.000	10/1/2018	Aaa/AAA*/AAA@	17,750,000	19,191,833
Kentucky State Property & Building #83	5.250	10/1/2020	Aaa/AAA*/AAA@	24,220,000	26,905,029
Kentucky State Property & Buildings #73	5.500	11/1/2017	Aaa/AAA*/AAA@	1,000,000	1,089,040
Kentucky State Property & Building #73	5.000	11/1/2019	Aaa/AAA*/AAA@	1,360,000	1,437,982
Kentucky State Property & Buildings Commission #73	5.000	11/1/2020	Aaa/AAA*/AAA@	3,255,000	3,430,086
Kentucky State Property & Buildings #84	5.000	8/1/2019	Aaa/AAA*/AAA@	10,000,000	10,820,400
Kentucky State Property & Building	5.000	8/1/2022	Aaa/AAA*/AAA@	17,500,000	19,076,575
KY State Property & Building Commission Project #85	5.000	8/1/2020	Aaa/AAA*/AAA@	5,760,000	6,103,296
Kentucky State Property & Buildings #85	5.000	8/1/2022	Aaa/AAA*/AAA@	3,000,000	3,157,500
Kentucky State Property & Building #85	5.000	8/1/2023	Aaa/AAA*/AAA@	12,500,000	13,136,625
Kentucky State Property & Building #85	5.000	8/1/2024	Aaa/AAA*/AAA@	13,300,000	13,977,369
Kentucky State Property & Building #85	5.000	8/1/2025	Aaa/AAA*/AAA@	5,000,000	5,258,550
Kentucky State Property & Buildings #79	4.750	10/1/2023	Aaa/AAA*/AAA@	3,000,000	3,079,950
Kentucky State Property & Buildings #80	5.250	5/1/2018	Aaa/AAA*/AAA@	2,940,000	3,241,820

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building Commission Project #80	5.250	5/1/2020	Aaa/AAA*/AAA@	1,000,000	1,108,480
KY State Property & Building Commission Project #81	5.000	11/1/2017	Aaa/AAA*/AAA@	2,060,000	2,185,227
KY State Property & Building Commission #81	5.000	11/1/2018	Aaa/AAA*/AAA@	1,720,000	1,817,662
KY State Property & Building Commission #81	5.000	11/1/2019	Aaa/AAA*/AAA@	2,385,000	2,525,190
Kentucky State Property & Building #81	5.000	11/1/2020	Aaa/AAA*/AAA@	3,560,000	3,759,752
KY State Property & Building #81	5.000	11/1/2022	Aaa/AAA*/AAA@	3,930,000	4,108,854
KY State Turnpike Authority Economic Development Road Revenue	5.150	7/1/2019	Aaa/AAA*/AAA@	1,000,000	1,052,940
KY Turnpike Authority Economic Development Road Revenue	5.000	7/1/2025	Aaa/AAA*/AAA@	2,000,000	2,102,660
KY Turnpike Economic Development	5.000	7/1/2023	Aaa/AAA*/AAA@	4,325,000	4,547,002
Kentucky State Turnpike Economic Development	5.000	7/1/2024	Aaa/AAA*/AAA@	3,770,000	3,948,849
Knox County General Obligation	5.625	6/1/2036	AAA*/AAA@	2,490,000	2,765,170
Letcher County School District Finance Corporation	5.000	6/1/2022	Aaa/Aa3*/AAA@	1,755,000	1,837,503
Letcher County School District Finance Corporation	5.000	6/1/2024	Aaa/Aa3*/AAA@	1,930,000	2,015,325
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2015	AAa/AAA*	1,770,000	1,862,518
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2017	Aaa/AAA*	1,830,000	1,922,744
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2018	Aaa/AAA*	2,135,000	2,241,280
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2019	Aaa/AAA*	2,415,000	2,541,232
Louisville & Jefferson County KY Metropolitan Sewer	5.000	5/15/2019	Aaa/AAA*/AAA@	2,500,000	2,587,725
Louisville & Jefferson County Metropolitan Sewer & Drain	4.750	5/15/2028	Aaa/AAA*/AAA@	10,425,000	10,541,030
Louisville & Jefferson County Metropolitan Sewer & Drain	5.000	5/15/2022	Aaa/AAA*/AAA@	2,855,000	3,006,543
Louisville & Jefferson County Metropolitan Sewer & Drain	5.000	5/15/2023	Aaa/AAA*/AAA@	2,990,000	3,139,500
Louisville & Jefferson County Metropolitan Sewer & Drain	5.000	5/15/2024	Aaa/AAA*/AAA@	3,135,000	3,294,164
Louisville & Jefferson Co Sewer District	5.000	5/15/2025	Aaa/AAA*/AAA@	3,285,000	3,456,838
Louisville & Jefferson County Metropolitan Sewer	5.000	5/15/2026	Aaa/AAA*/AAA@	5,000,000	5,257,700
Louisville & Jefferson County KY Regional Airport Authority	5.500	7/1/2017	Aaa/AAA*/AAA@	2,655,000	2,880,356
Louisville & Jefferson County Visitors & Convention	4.500	12/1/2023	Aaa/AAA*/AAA@	2,340,000	2,378,072
Louisville & Jefferson Visitors and Convention	4.500	12/1/2024	Aaa/AAA*/AAA@	2,250,000	2,277,360
Louisville & Jefferson County Visitors and Convention Center	4.600	12/1/2025	Aaa/AAA*/AAA@	1,490,000	1,517,803
Louisville & Jefferson County Student Housing	5.000	6/1/2025	AAA*	2,030,000	2,131,886
Louisville KY G.O. Series A	5.000	10/1/2020	Aaa/AAA*/AAA@	7,165,000	7,521,315
Louisville Health Care Facilities	6.650	12/20/2030	Aaa	4,996,000	5,575,486
Louisville KY Parking Authority-River City First Mortgage	5.000	12/1/2017	Aaa/AAA*/AAA@	1,000,000	1,034,210
Madison County School District Finance Corporation	4.500	4/1/2016	Aaa/AAA*/AAA@	695,000	713,466
Marshall County School District Finance Corporation	5.000	6/1/2022	Aaa/Aa3*/AAA@	1,400,000	1,465,814
McCracken County School District Finance Corporation	4.650	7/1/2019	Aaa/AAA@	1,655,000	1,700,033
McCracken County KY School District Finance Corporation	4.700	7/1/2020	Aaa/AAA@	1,725,000	1,769,005
McCracken County School District Finance Corportion	5.000	7/1/2022	Aaa/AAA@	4,000,000	4,178,520
McCreary County Courthouse & Public Square Corporation Reve	5.400	9/1/2020	Aaa/AAA*/AAA@	1,550,000	1,667,893
Nelson County School District Finance Corporation	4.500	4/1/2021	Aaa/Aa3*/AAA@	1,130,000	1,144,215
Nelson County School District Finance Corporation	4.500	4/1/2023	Aaa/Aa3*/AAA@	2,505,000	2,530,476
Northern KY University Certificate of Participation	4.900	12/1/2021	Aaa/AAA*	2,725,000	2,820,321
Northern KY University Certificate of Participation	5.000	12/1/2024	Aaa/AAA*	2,000,000	2,082,620
Northern KY Water District Revenue	4.750	2/1/2019	Aaa/AAA*	1,000,000	1,026,050
Northern KY Water District Revenue Series A	5.000	2/1/2020	Aaa/AAA@	3,080,000	3,233,754
Northern KY Water District Revenue	5.000	2/1/2021	Aaa/AAA@	2,635,000	2,755,393
Northern Kentucky Water District	4.000	2/1/2019	Aaa	1,275,000	1,251,081
Northern Kentucky Water District	4.125	2/1/2020	Aaa	1,325,000	1,311,843
Northern Kentucky Water District	4.125	2/1/2021	Aaa	1,380,000	1,361,094
Northern KY Water District	4.500	2/1/2022	Aaa	1,385,000	1,397,382
Northern KY Water District	4.500	2/1/2024	Aaa	1,035,000	1,042,814
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	9/20/2012	AAA*	170,000	176,870
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	1/20/2019	AAA*	3,110,000	3,241,491
Shelby County School District Finance Corporation	5.000	5/1/2022	Aaa/Aa3*/AAA@	1,815,000	1,899,633
Shelbyville KY Certificate of Participation	5.150	7/1/2018	Aaa/AAA@	4,165,000	4,386,453
Spencer County School District Finance Corporation	5.000	7/1/2023	Aaa/AAA@	1,000,000	1,045,290
University of Kentucky Housing and Dining	4.400	6/1/2017	Aaa/AAA@	2,815,000	2,866,824
Warren County Ky Hospital Facility Revenue	4.625	4/1/2012	Aaa/AAA*/AAA@	1,500,000	1,536,360
Warren County KY Hospital Facility Revenue	5.000	4/1/2016	AAA/Aaa*/AAA@	1,000,000	1,030,020
Warren County Ky Hospital Facility Revenue	5.000	4/1/2017	Aaa/AAA*/AAA@	1,000,000	1,032,760

					458,847,568
LEASE REVENUE BONDS
8.80% of Net Assets
Boone County Ky School District Finance Corporation	5.500	9/1/2019	Aa3	1,860,000	1,977,943
Boone County KY School District Finance Corporation	5.750	2/1/2020	Aa3	1,200,000	1,300,656
Boone County School District Finance Corporation	5.000	8/1/2019	Aa3	1,040,000	1,096,836
Boone County School District Finance Corporation	5.000	2/1/2022	Aa3	3,000,000	3,138,450
Bullitt County KY School District Finance Corporation	5.000	7/1/2021	Aa3	1,000,000	1,051,590
Christian County Ky Public Courthouse Lease Revenue	5.125	8/1/2017	Aa3	1,090,000	1,152,283
Christian County Ky Public Courthouse Lease Revenue	5.125	8/1/2018	Aa3	1,145,000	1,209,933
Covington Independent School District Finance Corporation	5.250	6/1/2019	Aa3	1,225,000	1,293,220
Danville Multi-City Lease Campbellsville Water & Sewer	3.500	7/1/2012	Baa1	1,950,000	1,904,897

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Davies County School District Finance Corporation	5.000	6/1/2021	Aa3	1,155,000	1,212,542
Green County Ky School District Finance Corporation	5.000	4/1/2021	Aa3	1,085,000	1,140,606
Greenup County School District Finance Corporation	4.650	3/1/2021	Aa3	1,650,000	1,714,647
Hopkins County School District Finance Corporation	5.125	6/1/2019	Aa3	4,120,000	4,365,758
KY Area Development Districts Lease City of Ewing	5.700	6/1/2015	AA*	1,500,000	1,604,355
Kentucky Area Development Districts Financing Lease-Ewing	5.600	6/1/2022	AA*	1,055,000	1,146,796
KY Area Development Districts Financing Trust Lease	5.350	12/1/2022	AA*	2,560,000	2,748,006
Kentucky Area Development Districts Financing Lease Program	5.400	12/1/2021	AA*	710,000	764,919
Kentucky Area Development Districts Financing Lease - City	5.400	12/1/2021	AA*	1,095,000	1,176,621
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/1/2020	Aa3/A+*	400,000	406,728
Kentucky Infrastructure Authority Series A	5.000	6/1/2019	Aa3/A+*/AA-@	1,000,000	1,044,780
Kentucky Infrasturcture Authority	5.000	6/1/2017	Aa3/AA-*	1,035,000	1,074,247
Kentucky State Property & Building #68	5.250	10/1/2018	Aa3/A+*/AA-@	1,500,000	1,589,775
Kentucky State Property & Building #68	5.000	10/1/2019	Aa3/A+*/AA-@	5,500,000	5,736,885
KY State Property & Building Commission #73	5.500	11/1/2013	Aa3/A+*/AA-@	1,500,000	1,616,190
Lexington-Fayette Urban County Government General Obligation	4.750	5/1/2020	Aa2/AA+*	1,000,000	1,028,310
Martin County KY School District Finance Corporation	5.375	9/1/2020	Aa3	1,100,000	1,180,036
Montgomery County School District Finance Corporation	4.375	4/1/2023	Aa3	3,105,000	3,073,764
Oldham County KY School District Finance Corporation	5.000	12/1/2021	Aa3	2,090,000	2,201,815
Pendleton County KY Multi-County Lease Revenue	6.400	3/1/2019	A*	3,000,000	3,543,900
Pendleton County KY School District Finance Corporation	5.125	6/1/2019	Aa3	1,140,000	1,202,381
Pike County School District Finance Corporation	5.000	9/1/2016	Aa3	1,850,000	1,955,857
Pike County KY School District Finance Corporation	5.100	9/1/2020	Aa3	1,000,000	1,052,490
Richmond KY Court Facilities Corporation Revenue	5.250	2/1/2019	Aa3	1,035,000	1,074,371
Scott County School District	5.000	3/1/2021	Aa3	1,240,000	1,302,471
Trigg County School District Finance Corporation	4.600	4/1/2018	Aa3	1,700,000	1,732,674
Whitley County School Finance	4.800	2/1/2021	Aa3	800,000	832,520

					61,649,251
PREREFUNDED BONDS
7.07% of Net Assets
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	3/1/2017	NR	1,920,000	1,968,998
Estill County KY School District Finance Corporation	5.875	8/1/2016	Aa3	1,780,000	1,832,190
Fayette County KY School District Financial Corporation	5.375	1/1/2017	Aa3/AA-*	1,300,000	1,347,983
Hardin County KY School District Finance Corporation	6.000	7/1/2016	Aa3	1,025,000	1,052,962
Jefferson County KY School District Finance Corporation	5.125	11/1/2016	Aaa/AAA*/AAA@	1,000,000	1,032,180
Jeffersontown KY Certificate of Participation	5.750	11/1/2015	A3	1,095,000	1,131,628
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2015	A2	1,305,000	1,340,548
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2016	A2	1,380,000	1,417,039
Kenton County School District Finance Corporation	5.375	3/1/2017	Aa3/A+*	4,300,000	4,471,226
Kentucky Development Authority-South Central Nursing	6.000	7/1/2027	Aaa/AAA*/AAA@	2,270,000	2,457,025
Kentucky State Property & Building Commission Project #63	5.100	11/1/2018	Aa3/AAA*/AA-@	2,000,000	2,100,620
KY State Property & Buildings Community Revenues #67	5.125	9/1/2018	Aa3/AAA*/AA-@	1,000,000	1,060,050
Kentucky State Property & Building Commission Project #64	5.500	5/1/2017	Aaa/AAA*/AAA@	8,000,000	8,503,680
KY State Property & Buildings Commission #74	5.000	2/1/2019	Aaa/AAA*/AAA@	3,000,000	3,175,320
KY State Property & Buildings #74	5.000	2/1/2022	Aaa/AAA*/AAA@	3,000,000	3,176,940
Ky State Property & Buildings Community Revenue Project 67	5.125	9/1/2016	Aa3/AAA*/AA-@	1,000,000	1,060,890
Kentucky State Property & Buildings #77	5.250	8/1/2015	AAA/Aaa*/AAA@	1,140,000	1,232,739
Kentucky State Property & Buildings #77	5.250	8/1/2016	Aaa/AAA*/AAA@	1,680,000	1,816,668
Kentucky State Property & Building #77	5.250	8/1/2018	Aaa/AAA*/AAA@	4,325,000	4,694,009
Kentucky Property & Building #79	5.125	10/1/2016	Aaa/AAA*/AAA@	2,040,000	2,201,140
Laurel County KY School District Finance Corporation	5.600	3/1/2017	Aa3	1,000,000	1,039,790
Laurel County School District School Building Revenue	5.750	6/1/2020	Aa3	1,250,000	1,371,025

					49,484,650
ESCROWED TO MATURITY BONDS
6.06% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/1/2009	Ba1	1,000,000	1,064,090
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	6/1/2012	Baa1	1,955,000	2,134,176
Jefferson County KY Health Facilities Services - Alliant Health	5.125	10/1/2018	Aaa/AAA*/AAA@	33,000,000	34,101,870
Jefferson County KY Health Facilities Alliant Health Services	5.125	10/1/2017	Aaa/AAA*/AAA@	4,980,000	5,136,372

					42,436,508
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.33% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800	7/1/2011	A-*	270,000	276,510
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2017	A-*	5,000,000	5,125,400
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2013	A-*	2,870,000	2,940,746
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2011	A1/AA-*	1,200,000	1,241,580
Kentucky Development Finance Authority Green River	6.000	11/1/2010	Aaa	1,000,000	1,029,740
Kentucky Economic Development Finance Authority Catholic	5.500	9/1/2014	Aa2/AA*/AA@	1,375,000	1,462,794
Kentucky Development Finance Authority Hospital-Appalachian Regional	5.850	10/1/2017	BB-*/BB+@	1,000,000	986,030
Kentucky Development Finance Authority-Catholic Health	5.000	12/1/2018	Aa2/AA*/AA@	6,950,000	7,144,531
Kentucky Development Financial Authority Catholic Health	5.750	12/1/2015	Aa2/AA*/AA@	2,000,000	2,145,940

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Kentucky Economic Development Finance Authority Revenue	5.250	9/1/2021	Aa2/AA*/AA@	2,000,000	2,087,920
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/1/2010	BBB@	7,000,000	7,374,290
Kentucky Economic Development Finance Authority - Catholic Health	5.125	10/1/2021	A1/AA*/AA-@	1,000,000	1,043,940
Madison County Ky Industrial Building Revenue - McCready Manor	5.500	6/1/2020	AA-*	1,785,000	1,897,473
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	9/20/2027	AAA*	2,435,000	2,544,112

					37,301,005
GENERAL OBLIGATION BONDS
2.43% of Net Assets
Bowling Green Ky General Obligation	5.300	6/1/2018	Aa3	1,000,000	1,067,780
Bowling Green KY General Obligation	4.600	6/1/2018	Aa2	1,290,000	1,324,056
Hardin County KY General Obligation	5.125	6/1/2019	A1	2,255,000	2,361,864
Jefferson County Series A	4.900	12/1/2018	Aa2/AA*	1,605,000	1,673,838
Kentucky Area Development Districts Financing	4.700	6/1/2024	AA*	2,625,000	2,658,285
Kentucky State Property & Buildings Commission Project #62	4.625	9/1/2013	Aa3/A+*/AA-@	2,750,000	2,832,748
Lexington Fayette Urban County Government Detention Center	4.750	5/1/2018	Aa2/AA+*	3,120,000	3,211,073
Louisville KY General Obligation	5.000	11/1/2019	Aa2/AA*	1,775,000	1,886,932

					17,016,576
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.37% of Net Assets
Berea Educational Facilities Revenue	4.125	6/1/2022	Aaa	2,190,000	2,140,572
Georgetown College Project Series A	6.000	11/15/2016	A*	1,000,000	1,068,320
Georgetown College Project Series A	6.250	11/15/2020	A*	4,000,000	4,304,160
Jefferson County KY College Project Bellarmine College	5.250	5/1/2019	Baa2	2,000,000	2,057,540

					9,570,592
PUBLIC FACILITIES REVENUE BONDS
.95% of Net Assets
Boone County KY Public Property Corporation-AOC Judicial	5.000	9/1/2019	Aa3	1,000,000	1,056,260
Boone County KY Public Property Corporation - Judicial Facilities	5.125	9/1/2022	Aa3	1,750,000	1,870,873
Calloway County Public Property Corporation-Courthouse	5.625	3/1/2018	A*	1,000,000	1,040,850
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	9/1/2011	NR	480,000	489,605
Florence KY Public Property Corporation Revenue	5.250	3/1/2017	A3	1,060,000	1,081,285
Oldham County KY Public Facilities Construction Corporation	5.250	6/1/2017	A+*	1,060,000	1,096,369

					6,635,241
STATE AND LOCAL MORTGAGE REVENUE BONDS
.40% of Net Assets
Florence KY Housing Facility Revenue	6.300	8/15/2019	A/A*	2,615,000	2,767,088

					2,767,088
CERTIFICATES OF PARTICIPATION BONDS
.36% of Net Assets
Shelbyville KY Certificates of Participation	5.350	10/1/2013	NR	1,295,000	1,338,849
Shelbyville KY Certificates of Participation	5.450	10/1/2017	NR	1,130,000	1,159,866

					2,498,715
MUNICIPAL UTILITY REVENUE BONDS
.26% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	1/1/2007	BBB-*	575,000	578,611
KY Rural Water Financial Corporation Public Project Revenue	5.375	2/1/2020	AA-*	1,140,000	1,236,478

					1,815,089
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.03% of Net Assets
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	7/1/2007	NR	180,000	180,396

					180,396

Total Investments (cost $678,419,516)(a) - 98.55% of Net Assets					$690,198,044

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$16,511,899
Unrealized depreciation	(4,733,371)

Net unrealized appreciation	$11,778,528

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
50.69% of Net Assets
Ballard County KY School District Finance Corporation	3.500%	6/1/2010	Aaa/AAA@	$1,620,000	$1,608,142
Boone-Florence Water Supply System Revenue	4.300	12/1/2011	Aaa/AAA@	505,000	516,443
Carrollton & Henderson Ky Public Energy Authority Gas Rev A	5.000	1/1/2009	Aaa/AAA*/AAA@	3,650,000	3,780,488
Eastern KY University Consolidated Education Building	4.300	5/1/2009	Aaa/AAA*/AAA@	500,000	511,285
Hardin County KY Hospital Revenue Refunding	3.500	10/1/2010	Aaa/AAA@	1,050,000	1,037,075
Jefferson County KY Health Facility University Medical Center	5.000	7/1/2008	Aaa/AAA*/AAA@	300,000	308,835
Jefferson County KY School District Finance Corporation S:A	4.900	1/1/2008	Aaa/AAA*/AAA@	550,000	564,152
Jefferson County KY School District Finance Corporation S:A	5.000	1/1/2009	Aaa/AAA*/AAA@	750,000	776,813
Jefferson County School District Finance Corporation S:A	3.125	1/1/2011	Aaa/AAA*/AAA@	2,240,000	2,168,118
KY Asset/Liability Community General Fund Project Notes	5.000	7/15/2010	Aaa/AAA*/AAA@	1,000,000	1,050,660
Kentucky Asset Liability Project Notes	5.000	9/1/2016	Aaa/AAA*/AAA@	2,000,000	2,127,080
KY Economic Development Finance Authority Ashland Hospital	5.000	2/1/2010	Aaa/AAA*/AAA@	1,000,000	1,044,190
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/1/2007	A*	1,000,000	1,018,850
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/1/2010	A*	1,000,000	1,046,490
KY State Property & Building Commission Project#69 Ser D	5.500	8/1/2008	Aaa/AAA*/AAA@	1,140,000	1,189,294
Kentucky State Property & Building #69	5.500	8/1/2007	Aaa/AAA*/AAA@	500,000	512,165
Ky State Property & Building Commission Project #69	5.000	8/1/2008	Aaa/AAA*/AAA@	1,320,000	1,360,339
KY State Property & Building Commission Project#69-Series B	5.000	8/1/2009	Aaa/AAA*/AAA@	1,620,000	1,688,996
Kentucky State Property & Building Community Project #65	5.750	2/1/2009	Aaa/AAA*/AAA@	750,000	792,608
KY State Property & Building Commission Project #82	5.250	10/1/2015	Aaa/AAA*/AAA@	2,000,000	2,181,100
KY State Property & Building Commission Project #82	5.250	10/1/2017	Aaa/AAA*/AAA@	1,000,000	1,101,710
KY Property & Building Commission Project #74	5.375	2/1/2011	Aaa/AAA*/AAA@	1,005,000	1,074,234
KY Property & Building Commission Project#73 Series D	5.500	8/1/2007	Aaa/AAA*/AAA@	2,000,000	2,055,240
KY State Property & Building Commission Project #81	5.000	11/1/2009	Aaa/AAA*/AAA@	1,010,000	1,054,339
Kentucky State Property & Building Commission Project #74	5.375	2/1/2009	Aaa/AAA*/AAA@	1,000,000	1,049,280
KY Turnpike Authority Economic Development Road Revenue	5.500	7/1/2007	Aaa/AAA*/AAA@	3,000,000	3,078,120
KY State Turnpike Authority Revitaliation Projects	5.500	7/1/2009	Aaa/AAA*/AAA@	2,000,000	2,112,300
Kentucky State Turnpike Authority Economic Development	6.500	7/1/2007	Aaa/AAA*/AAA@	1,000,000	1,035,930
Louisville Jefferson County KY Visitors Convention Center	5.000	12/1/2010	Aaa/AAA*/AAA@	1,350,000	1,422,144
Northern KY Water Services District Water District Revenue	4.750	2/1/2011	Aaa	1,025,000	1,055,381
University Of KY Consolidated Education Building Series S	3.500	5/1/2010	Aaa/AAA@	1,190,000	1,181,027
University Of KY Consolidated Education Building Series S	3.500	5/1/2011	Aaa/AAA@	1,040,000	1,026,615
Warren County School District Finance Corporation	4.000	2/1/2015	Aaa	785,000	780,918
Warren County School District Finance Corporation	4.000	2/1/2016	Aaa	1,330,000	1,318,203

					44,628,562
LEASE REVENUE BONDS
23.37% of Net Assets
Harlan County School District Finance Corporation	5.000	9/1/2009	Aa3/A+*	500,000	521,805
Jefferson County Ky School District Finance Corporation S:B	4.400	2/1/2008	Aa3/AA-*	500,000	507,280
KY Area Development District Financing City of Ewing	5.100	6/1/2010	AA*	1,300,000	1,335,217
KY Infrastructure Authority Revolving Fund Program Ser:L	5.000	6/1/2006	Aa3/A+*	415,000	416,141
KY Infrastructure Authority Government Agency Program S:K	4.000	8/1/2010	AA*	1,000,000	1,010,270
KY Infrastrusture Authority Series A	5.000	6/1/2007	Aa3/A+*/AA-@	950,000	967,195
KY Infractructure Authority Series A	5.000	6/1/2010	Aa3/A+*/AA-@	2,000,000	2,100,220
KY Infrastructure Authority	5.250	8/1/2013	AA*	1,185,000	1,278,271
Kentucky State Property & Building Commission #68	5.500	10/1/2007	Aa3/A+*/AA-@	1,000,000	1,027,200
Kentucky State Property & Building Commission Project#71	5.500	8/1/2008	Aa3/A+*/AA-@	10,000	10,448
KY State Property & Building Community Revenue Project#60	5.500	10/1/2008	Aa3/A+*/AA-@	500,000	523,860
KY State Property & Building Commission Road Fund Proj#73	3.700	11/1/2008	Aa3/A+*/AA-@	1,000,000	1,005,360
Kentucky State Property & Building #73	5.250	11/1/2011	Aa3/A+*/AA-@	750,000	801,105
KY Property & Building Commission Project #73	5.250	11/1/2009	Aa3/A+*/AA-@	1,790,000	1,885,318
Kentucky State Property & Building Commission Project#73	5.250	11/1/2010	Aa3/A+*/AA-@	3,000,000	3,186,480
Laurel County School District Finance Corporation	4.600	3/1/2010	Aa3	1,000,000	1,034,720
Logan/Todd Regional Water Revenue	4.000	2/1/2007	MIG1	2,500,000	2,513,150
Madison County School District Finance Corporation Revenue	3.500	5/1/2013	Aa3	470,000	452,521

					20,576,561
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.69% of Net Assets
Kentucky Economic Development Finance Authority Catholic Health	4.250	10/1/2009	A1/AA-*/AA-@	255,000	257,476
Kentucky Economic Development Finance Authority Catholic Health	4.500	10/1/2011	A1/AA-*/AA-@	1,000,000	1,017,540
KY Economic Development Finance Authority Catholic Health	5.500	12/1/2006	Aa2/AA*/AA@	1,790,000	1,811,981

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY Economic Development Finance Authority Catholic Health	5.500	12/1/2010	Aa2/AA*/AA@	2,100,000	2,244,732
KY Economic Development Finance Authority Catholic Health	5.750	12/1/2015	Aa2/AA	2,000,000	2,145,940
Kentucky Economic Development Finance Authority Norton Health	6.125	10/1/2010	BBB+@	1,000,000	1,057,190

					8,534,859
GENERAL OBLIGATION BONDS
5.78% of Net Assets
Jefferson Co General Obligation	5.500	8/15/2010	Aa2/AA*	2,635,000	2,824,720
Lexington-Fayette Urban County Government General Obligation	3.125	2/1/2011	Aa2/AA+*	1,165,000	1,129,526
Lexington-Fayette Urban County Government General Obligation	3.625	7/1/2010	Aa2/AA+*	1,135,000	1,132,072

					5,086,317
ESCROWED TO MATURITY BONDS
2.91% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/1/2009	Ba1	500,000	534,465
Jefferson County KY Capital Projects Corporation Revenue	6.375	12/1/2007	NR	1,500,000	1,566,405
Kentucky State Property & Building Commission Project#71	5.500	8/1/2008	Aaa/AAA*/AAA@	440,000	459,730

					2,560,600
MUNICIPAL UTILITY REVENUE BONDS
1.96% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue	2.300	7/1/2007	Baa1	700,000	694,015
Louisville KY Waterworks Board Water System Revenue Bonds	4.500	11/15/2010	Aa1/AA*	1,000,000	1,031,950

					1,725,965
PREREFUNDED BONDS
1.75% of Net Assets
Kentucky State Property & Building Commission Project#66	5.700	5/1/2018	Aaa/AAA*/AAA@	1,430,000	1,539,095

					1,539,095
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.14% of Net Assets
Murray State University Revenue Series G Second Series	5.600	5/1/2006	A2/A*	1,000,000	1,001,650

					1,001,650
CERTIFICATES OF PARTICIPATION BONDS
.40% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/1/2007	NR	350,000	354,998

					354,998
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.20% of Net Assets
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	7/1/2007	NR	180,000	180,396

					180,396

Total Investments (cost $86,283,176)(a) - 97.90% of Net Assets					$86,189,004

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$576,535
Unrealized depreciation	(670,708)

Net unrealized depreciation	$(94,173)

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
76.90% of Net Assets
De Soto County MS School District	4.500%	4/1/2016	Aaa/AAA*	$30,000	$30,577
Gautier MS Utility District Utility System Revenue	5.125	3/1/2018	Aaa/AAA@	75,000	79,080
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	5/1/2012	Aaa/AAA*/AAA@	30,000	31,156
Itawamba Community College District MS Educational Facility	5.000	2/1/2020	AAA*/AAA@	100,000	104,992
Medical Center Educational Building Corporation MS Revenue	5.500	12/1/2023	AAA*	100,000	113,273
MS Business Finance Corporation MS Pollution Control Revenue	4.600	4/1/2022	Aaa/AAA*	100,000	100,932
MS Development – Madison County Road & Bridge Project	5.250	6/1/2023	Aaa	50,000	52,648
MS Development Bank Special Obligation Madison County	5.250	6/1/2024	Aaa	50,000	52,648
MS Development Bank Special Obligation Capital Project	5.000	7/1/2031	Aaa/AAA*/AAA@	75,000	80,975
MS Development BK Special Obligation Flowood Revenue Project	5.625	11/1/2019	Aaa/AAA*/AAA@	10,000	10,295
MS Development BK Special Obligation Natchez Convention Center	5.800	7/1/2019	Aaa/AAA*/AAA@	25,000	27,960
MS Development Bank Special Obligation Meridian Community	5.500	7/1/2016	Aaa/AAA*/AAA@	30,000	31,206
MS Development Bank Special Obligation Multi-Purpose	5.000	7/1/2021	Aaa/AAA*	50,000	52,103
MS Development Bank Special Obligation Jackson Water/Sewer	4.750	9/1/2019	Aaa/AAA*/AAA@	100,000	103,146
MS Development Bank Special Obligation Wastewater	5.375	2/1/2021	Aaa/AAA*/AAA@	100,000	107,095
MS Development Bank Special Obligation Wastewater	5.000	2/1/2028	Aaa/AAA*/AAA@	200,000	206,884
MS Development Bank Special Obligation Horn Lake	5.000	10/1/2020	AAA*	50,000	52,422
MS Development Bank Special Obligation Lee County School	4.500	9/1/2021	Aaa/AAA@	100,000	100,383
MS Development Bank Special Obligation	5.000	3/1/2025	AAA*/AAA@	325,000	342,037
MS Development Bank Special Obligation Capital Projects	5.875	7/1/2024	Aaa/AAA*/AAA@	75,000	89,827
MS Development Bank Special Obligation Capital Projects	5.000	7/1/2024	Aaa/AAA*/AAA@	500,000	541,270
MS Development Bank Special Obligation Combination	5.000	7/1/2018	Aaa/AAA*/AAA@	100,000	104,567
MS Home Corporation Housing Revenue – 8A	4.750	12/1/2018	A*	125,000	124,521
MS Hospital Equipment and Facilities Forrest County	5.500	1/1/2024	Aaa/AAA@	45,000	47,483
MS State Refunding Notes Projects – Series C	5.000	12/1/2022	Aaa/AAA*/AAA@	200,000	210,804
Ms Development BK Special Obligation Culkin Water District	5.800	7/1/2018	Aaa/AAA*/AAA@	25,000	26,537
MS State University Educational Building Corporate Revenue	5.500	8/1/2014	Aaa/AAA@	75,000	80,425
MS State University Educational Building Corporate Revenue	5.000	8/1/2024	Aaa/AAA*/AAA@	350,000	364,550
Olive Branch MS Public Improvement	4.125	6/1/2022	Aaa/AAA@	100,000	97,062
Olive Branch MS Water & Sewer Revenue	4.500	3/1/2014	Aaa/AAA@	30,000	30,916
Pearl River County MS Certificate Participation	4.500	4/1/2021	Aaa/AAA@	200,000	202,034
Southern MS Education Building Corporation Revenue	5.100	3/1/2020	Aaa/AAA*	70,000	73,905
Southern MS University Educational Building Corporation	5.750	3/1/2021	Aaa	10,000	10,922
Stone County MS School District	4.000	6/1/2016	Aaa/AAA@	50,000	49,422
Winston County MS Urban Renewal Revenue	5.150	12/1/2017	AAA*/AAA@	15,000	15,379

					3,749,432
GENERAL OBLIGATION BONDS
15.22% of Net Assets
Biloxi MS Tax Increment – LTD Obligation – Series A	5.900	10/1/2019	A*	35,000	36,159
Hinds County MS School District	4.750	3/1/2015	NR	50,000	50,604
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/1/2021	A2	20,000	21,553
MS Development Bank Special Obligation Public Improvement	4.750	12/1/2019	BBB+*	145,000	143,269
Mississippi State	5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,652
Mississippi State General Obligation Series A	5.500	12/1/2015	Aa3/AA*/AA@	100,000	110,570
MS State Refunded – Series A	5.250	11/1/2019	Aa3/AA*/AA@	325,000	358,618
Richland MS Tax Increment	5.600	6/1/2013	NR	10,000	10,516

					741,939
PREREFUNDED BONDS
2.84% of Net Assets
Jackson MS Public School District Limited Tax Notes	5.375	10/1/2020	Aaa/AAA@	20,000	21,377
Madison County MS School District – Series A	5.250	9/1/2020	Aaa/AAA*/AAA@	25,000	26,306
MS Development BK Special Obligation Adams County Juvenile	5.900	7/1/2017	A*	10,000	10,705
MS Development BK Special Obligation Gulfport Combined Water	5.500	7/1/2015	Aaa/AAA*/AAA@	10,000	11,095
MS Development Bank Special Obligation-Bay St Louis	5.375	7/1/2014	A*	10,000	10,228

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
MS Development Bank Special Obligation Desoto County	5.900	7/1/2021	Aaa/AAA*/AAA@	5,000	5,488
MS Development Bank Special Obligation Rankin County	5.400	7/1/2014	Aaa/AAA*/AAA@	10,000	10,679
Tupelo MS Public School District	5.375	11/1/2015	Aaa/AAA*/AAA@	20,000	20,893
University MS Educational Building – Stadium A	5.500	12/1/2017	Aaa/AAA*	5,000	5,157
Walnut Grove Correctional Authority Certificates of Participation	6.000	11/1/2019	Aaa/AAA*/AAA@	15,000	16,400

					138,327
ESCROWED TO MATURITY BONDS
1.13% of Net Assets
Harrison County MS Wastewater Management District	5.000	2/1/2015	Baa1/Aaa	25,000	26,805
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	7/1/2012	AAA*	25,000	28,052

					54,857
CERTIFICATES OF PARTICIPATION BONDS
1.09% of Net Assets
MS Development Bank Special Obligation Okolona Electric	5.350	7/1/2021	A*	50,000	52,922

					52,922
PUBLIC FACILITIES REVENUE BONDS
1.05% of Net Assets
Mississippi Development Bank Special Obligation – Southaven	6.200	3/1/2020	A*	10,000	10,665
Vicksburg Warren MS School District	4.700	2/1/2017	AA-*	40,000	40,573

					51,238

Total Investments (cost $4,724,563)(a) - 98.22% of Net Assets					$4,788,715

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$99,989
Unrealized depreciation	(35,838)

Net unrealized appreciation	$64,151

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
63.22% of Net Assets
Burke County NC Certificates of Participation Series A	5.000%	4/1/2023	Aaa/AAA*	$1,000,000	$1,049,770
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/1/2017	Aaa/AAA@	500,000	520,530
Charlotte NC Airport Revenue Series A	5.250	7/1/2023	Aaa/AAA*/AAA@	1,000,000	1,066,040
Cumberland County NC Certificates of Participation Civic Center	5.000	12/1/2018	Aaa/AAA*/AAA@	500,000	517,510
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	AA*/AA@	1,000,000	1,043,820
Dare County NC Utility System Revenue	5.250	6/1/2018	Aaa/AAA*/AAA@	250,000	263,300
Dare County NC Certificates of Participation	5.125	6/1/2018	Aaa/AAA*/AAA@	500,000	528,970
Davie County NC Public School & Community College Facility	5.000	6/1/2023	Aaa/AAA*/AAA@	1,000,000	1,055,410
Davie County NC Public School & Community College Facility	5.000	6/1/2025	Aaa/AAA*/AAA@	1,690,000	1,768,061
Greenville NC Housing Developement Corp Series A	5.800	7/1/2024	Aaa/AAA*/AAA@	35,000	35,359
Harnett County NC Certificate of Participation	5.000	12/1/2018	Aaa/AAA*/AAA@	1,475,000	1,556,523
Henderson County NC Certificates of Participation Series A	5.000	5/1/2025	Aaa/AAA*/AAA@	1,000,000	1,044,490
Iredell County NC Certificates of Participation Public Facility	5.250	10/1/2020	Aaa/AAA@	1,000,000	1,078,290
Lenoir NC Housing Authority Mortgage Revenue	5.700	8/20/2024	AAA*	100,000	103,059
New Hanover County NC Hospital Revenue	5.000	10/1/2019	Aaa/AAA*/AAA@	1,110,000	1,157,053
New Hanover County NC Certificates of Participation	5.000	12/1/2022	Aaa/AAA*/AAA@	1,000,000	1,053,500
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2018	AA*	600,000	619,626
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2028	AA*	630,000	655,295
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/1/2026	Aaa/AAA*/AAA@	2,000,000	2,082,880
NC Eastern Municipal Power Agency Power System Revenue	5.500	1/1/2017	Aaa/AAA*/AAA@	150,000	150,255
NC Eastern Municipal Power Agency Power System Revenue	5.700	1/1/2015	Aaa/AAA*/AAA@	345,000	357,323
NC Eastern Municipal Power Agency Power System Refunding	5.375	1/1/2024	Aaa/AAA*/AAA@	1,000,000	1,037,100
NC Eastern Municipal Power Agency Power System Revenue	6.000	1/1/2018	Aaa/AAA*/AAA@	1,000,000	1,161,470
NC Eastern Municipal Power Agency Power System Revenue	5.000	1/1/2021	Aaa/AAA*/AAA@	1,000,000	1,055,200
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	1/1/2019	Aaa/AAA*/AAA@	1,000,000	1,065,320
NC Medical Care Community Hospital Revenue-High Point	5.000	10/1/2019	Aaa/AAA*/AAA@	500,000	521,530
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/1/2020	Aaa/AAA*/AAA@	350,000	354,949
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	6/1/2017	Aaa/AAA*/AAA@	500,000	516,735
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/1/2014	Aaa/AAA*/AAA@	5,000	5,097
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/1/2014	Aaa/AAA	50,000	51,466
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/1/2018	Aaa/AAA*	80,000	82,494
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA*/AAA@	500,000	515,145
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA*/AAA@	700,000	728,623
Pitt County NC Certificates of Participation School Facility	5.500	4/1/2020	Aaa/AAA*/AAA@	500,000	534,990
Raleigh Durham NC Airport Authority	5.250	11/1/2018	Aaa/AAA@	1,000,000	1,059,910
Raleigh/Durham NC Airport Revenue	5.000	11/1/2020	Aaa/AAA@	1,000,000	1,049,630
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2017	Aaa/AAA*/AAA@	500,000	526,950
University of NC System Pool Revenue Series C	5.000	4/1/2019	Aaa/AAA@	1,000,000	1,053,880
University of NC Wilmington Certificates of Participation	5.250	6/1/2025	AAA*/AAA@	1,000,000	1,069,710
Wilson Combined Enterprise System	4.700	12/1/2022	Aaa/AAA*	500,000	512,040

					30,609,302
PREREFUNDED BONDS
10.45% of Net Assets
Charlotte NC Certificates of Participation Convention Facility	5.500	12/1/2020	Aa2/AA+*	700,000	760,347
Greensboro NC Coliseum Complex Improvement	5.700	12/1/2010	A1/A+@	55,000	56,829
New Hanover County NC Certificates of Participation	5.000	12/1/2017	Aaa/AAA*/AAA@	250,000	260,478
New Hanover County NC Hospital Revenue	5.750	10/1/2026	Aaa/AAA*	100,000	103,472
NC Eastern Municipal Power Agency Power System	6.000	1/1/2026	Aaa/BBB*/BBB+@	545,000	656,453
NC Central University Housing System Revenue	5.800	11/1/2018	Aaa/AAA*/AAA@	50,000	51,640
NC Central University Housing System Revenue	5.800	11/1/2020	Aaa/AAA*/AAA@	60,000	61,967
NC Medical Care Community Hospital Revenue-Duke Univ Hospital	5.250	6/1/2017	Aa3/AA*/AA@	900,000	903,906
NC Medical Care Community Hospital Revenue-Duke Univ Hospital	5.250	6/1/2021	Aa3/AA*/AA@	150,000	150,692
NC Medical Care Community Hospital Revenue Prerefunded	5.250	12/1/2013	A1/A+*/AA-@	755,000	793,226
NC Medical Care Community Hospital Revenue Prerefunded	5.000	12/1/2018	A1/A+*/AA-@	475,000	496,057
Pitt County NC Certificates of Participation Public FacilIities	5.850	4/1/2017	Aaa/AAA*/AAA@	100,000	104,160
Randolph County NC Certificates of Participation	5.750	6/1/2022	Aaa/AAA*/AAA@	500,000	535,715
University of NC at Wilmington Dorm & Dining System Revenue	5.400	1/1/2018	Aaa/AAA*/AAA@	120,000	123,959

					5,058,898
CERTIFICATES OF PARTICIPATION BONDS
9.03% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	4/1/2021	Aa3/AA-*/AA-@	650,000	680,050
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/1/2024	Aa2/AA+*	1,000,000	1,052,400
Charlotte NC Certificates of Participation Government Facilities	5.250	6/1/2020	Aa2/AA+*/AA@	1,000,000	1,067,530
Forsyth County NC Certificates of Participation	5.000	10/1/2018	Aa1/AA+*/AA+@	5,000	5,199
NC Infrastructure Finance Corporation Certificates of Participation	5.000	2/1/2025	Aa2/AA+*/AA@	1,500,000	1,566,300

					4,371,479

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.37% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.000	1/15/2017	Aa3/AA*	750,000	771,270
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	A3/A-*/A-@	1,000,000	1,035,550
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/1/2017	Aa3/AA-*/AA-@	1,000,000	1,049,470
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	2/15/2019	A1/A+*	150,000	153,122
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/1/2013	A1	45,000	46,823
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/1/2018	A1	25,000	25,799

					3,082,033
GENERAL OBLIGATION BONDS
2.21% of Net Assets
Cary NC General Obligation Bond	5.000	3/1/2019	Aaa/AAA*/AAA@	1,000,000	1,071,810

					1,071,810
LEASE REVENUE BONDS
2.17% of Net Assets
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/1/2021	Aa2/AA+*/AA@	1,000,000	1,051,670

					1,051,670
PUBLIC FACILITIES REVENUE BONDS
1.51% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/1/2022	Aa2/AA*/AAA@	700,000	731,528

					731,528
MUNICIPAL UTILITY REVENUE BONDS
1.15% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond	5.250	6/1/2019	Aa2/AA+*	520,000	558,371

					558,371
ESCROWED TO MATURITY BONDS
.71% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/1/2015	Aaa/AA-@	325,000	344,156

					344,156
STATE AND LOCAL MORTGAGE REVENUE BONDS
.56% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	9/1/2015	Aa2/AA*	40,000	40,216
NC Housing Finance Agency Single Family Revenue Series II	6.200	3/1/2016	Aa2/AA*	35,000	35,782
NC Housing Finance Agency Single Family Revenue Series KK	5.875	9/1/2017	Aa2/AA*	45,000	45,903
NC Housing Finance Agency Home Ownership Revenue	5.125	7/1/2013	Aa2/AA*	55,000	56,077
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	3/1/2022	Aa2	95,000	95,108

					273,086

Total Investments (cost $45,955,449)(a) - 97.39% of Net Assets					$47,152,333

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,356,329
Unrealized depreciation	(159,445)

Net unrealized appreciation	$1,196,884

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
62.12% of Net Assets
Catawba County Certificates of Participation Public School	5.250%	6/1/2016	Aaa/NR*/AAA@	$125,000	$134,704
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	9/1/2012	Aaa/AAA*/AAA@	100,000	103,999
Charlotee NC Certificates of Participation Series A	5.000	8/1/2012	Aaa/AAA*/AAA@	1,000,000	1,066,350
Cumberland County NC Hospital Facility Revenue	5.000	10/1/2006	A3/AA*/A-@	150,000	151,053
Davie County NC Community College	4.000	6/1/2013	Aaa/AAA*	250,000	252,005
Greenville NC Certificates of Participation Public Facilities	4.600	6/1/2011	Aaa/AAA*/AAA@	100,000	102,812
Harnett County Nc Certificates Of Participation	5.250	12/1/2009	Aaa/AAA*/AAA@	240,000	253,728
Harnett County NC Certificates of Participation	4.250	12/1/2011	Aaa/AAA*/AAA@	150,000	153,636
Haywood NC Certificates of Participation Refunding Series A	5.000	10/1/2016	Aaa/AAA*/ AAA@	635,000	675,665
Johnston County NC Certificates of Participation Judicial Annex	5.200	9/1/2007	Aaa/AAA*/AAA@	100,000	102,535
Johnston County NC Finance Corporation School & Museum Project	4.650	8/1/2008	Aaa/AAA*/AAA@	200,000	204,920
Lee County NC Certificates of Participation	5.000	4/1/2016	Aaa/AAA*/AAA@	215,000	227,932
Lincoln County Certificate of Participation	4.500	6/1/2009	Aaa/AAA*/AAA@	500,000	513,780
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/1/2009	Aaa/AAA*/AAA@	100,000	101,987
North Carolina Medical Care Community Hospital Rowan Medical	5.250	9/1/2016	Aaa/AAA*/AAA@	1,100,000	1,185,987
North Carolina Medical Care Community Hospital Chatham Memo	3.625	10/1/2010	AA*/AA@	100,000	98,510
NC Capital Facility Finance Agency Johnson & Wales University	5.000	4/1/2009	Aaa/AAA*/AAA@	200,000	207,778
North Carolina Eastern Municipal Power Agency Power Systems Revenue	6.125	1/1/2009	BAA2/A*	120,000	127,469
NC Municipal Power Agency Number 1-Catawba Electric	6.000	1/1/2008	Aaa/AAA*/AAA@	250,000	260,415
NC Municipal Power Agency Number 1-Catawba Electric	6.000	1/1/2010	Aaa/AAA*/AAA@	200,000	215,954
NC Municipal Power Agency Number 1-Catawba Electric	5.250	1/1/2009	Aaa/AAA*/AAA@	500,000	521,655
North Carolina Medical Care Community Hospital-Scotland Memorial	5.375	10/1/2011	AA*	50,000	50,288
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/1/2007	Aaa/AAA*	75,000	76,671
North Carolina Medical Care Community Hospital Wayne Memorial	4.250	10/1/2006	Aaa/AAA@	100,000	100,442
North Carolina Medical Community Hospital Wayne Memorial	4.750	10/1/2011	Aaa/AAA@	350,000	361,977
North Carolina Medical Care Community Hospital Rex Healthcare	5.250	6/1/2008	Aaa/AAA*/AAA@	450,000	467,226
NC Municipal Power Agency No 1 Catawba Electric	5.100	1/1/2007	Aaa/AAA*/AAA@	125,000	126,935
North Carolina Municipal Power Agency Catawba Electric	6.000	1/1/2007	Aaa/AAA*/AAA@	200,000	203,522
Pitt County NC Certificates of Participation School Facilities	4.750	4/1/2010	Aaa/AAA*/AAA@	100,000	104,097
Randolph County NC Certificates of Participation	5.200	6/1/2008	Aaa/AAA*/AAA@	145,000	149,969
University NC System Pool Revenue Series B	5.000	10/1/2009	Aaa/AAA*/AAA@	170,000	177,363
Wilson County NC General Obligation	5.000	6/1/2010	Aaa/AAA*/AAA@	250,000	263,418

					8,744,781
CERTIFICATES OF PARTICIPATION BONDS
8.55% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	4/1/2007	Aa3/AA-*/AA-@	55,000	55,337
Cabarrus County NC Certificates of Participation	4.500	4/1/2009	Aa3/AA-*/AA-@	100,000	102,480
Charlotte NC Certificates of Participation Series D	5.750	6/1/2006	Aa1/AA+*	100,000	100,417
Charlotte NC Certificates of Participation Series D	5.750	6/1/2007	Aa1/AA+*	100,000	102,487
Charlotte NC Certificates of Participation Series D	5.750	6/1/2008	Aa1/AA+*	100,000	104,650
Charlotte NC Certificates of Participation Series B	5.000	6/1/2009	Aa1/AA+*	100,000	104,180
Durham County Nc Certificates of Participation	4.750	5/1/2009	Aa1/AA+*	210,000	216,300
Durham NC Certificates Of Participation	5.000	4/1/2010	Aa1/AA+*/AA+@	300,000	313,695
Forsyth County NC Certificates of Participation	5.000	10/1/2009	Aa1/AA+*/AA+@	100,000	104,431

					1,203,977
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.49% of Net Assets
Cumberland County NC Hospital Facility Revenue	4.500	10/1/2007	A3/A-*/A-@	200,000	201,790
NC Medical Care Community Health Care Facility Duke University	4.500	6/1/2007	Aa3/AA*/AA@	200,000	201,868
North Carolina Medical Care Community Hospital Novant Health	5.000	11/1/2008	Aa3/AA-*/AA-@	300,000	309,813
North Carolina Medical Care Community Hospital Pitt Memorial	4.400	12/1/2011	Aa3/AA-*/AA-@	275,000	279,488
NC Medical Care Community Hospital Gaston Memorial	5.250	2/15/2007	A1/A+*	50,000	50,743
North Carolina Medical Care Community Hospital St Joseph	4.300	10/1/2007	Aa3/AA/AA@	150,000	151,650

					1,195,352
LEASE REVENUE BONDS
6.12% of Net Assets
Greensboro Nc Enterprise System Revenue Combination Ser-A	4.800	6/1/2012	Aa3/AA+*/AA+@	75,000	77,423
Greensboro NC Enterprise System Revenue Series A	5.000	6/1/2011	Aa3/AA+*/AA+@	500,000	528,120
Winston Salem NC Certificates of Participation Series A	3.950	6/1/2009	Aa1/AA+*/AA+@	100,000	101,004
Winston-Salem NC Water & Sewer System Revenue	4.500	6/1/2011	Aa2/AAA*/AA@	150,000	155,160

					861,707
GENERAL OBLIGATION BONDS
5.42% of Net Assets
Forsyth County Nc Public Improvement General Obligation S:A	4.500	3/1/2009	Aaa/AAA*/AAA@	250,000	256,728
Hickory Nc General Obligation	4.300	5/1/2006	Aa3/AA-*	80,000	80,071
New Hanover County NC General Obligation	5.300	11/1/2006	Aa2/AA*	100,000	101,160
North Carolina State Public Improvement General Obligation	4.500	3/1/2010	Aa1/AAA*/AAA@	150,000	154,721
North Carolina State Public School Building General Obligation	4.600	4/1/2010	Aa1/AAA*/AAA@	50,000	51,649

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
North Carolina Public School Building General Obligation	4.600	4/1/2011	Aa1/AAA*/AAA@	115,000	118,977

					763,304
PREREFUNDED BONDS
3.92% of Net Assets
Carteret County NC General Obligation	5.400	5/1/2009	Aaa/AAA*/AAA@	100,000	101,683
North Carolina State General Obligation Series A	4.750	4/1/2010	Aa1/AAA*/AAA@	100,000	103,229
Orange County Water & Sewer Authority Revnue	4.350	7/1/2010	Aa1/AA+*/AAA@	100,000	102,807
Piedmont Triad NC Airport Authority Revenue Bonds Series A	5.250	7/1/2011	Aaa/AAA*/AAA@	200,000	212,122
University Nc System Pool Revenue Series B	5.000	10/1/2009	Aaa/AAA*/AAA@	30,000	31,402

					551,243
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.57% of Net Assets
North Carolina Raleigh State University Revenue Bonds	5.000	10/1/2011	Aa3/AA*	280,000	296,248
University Of North Carolina Revenue Refunding Series B	5.000	12/1/2010	Aa1/AA+*/AA+@	195,000	205,678

					501,927

Total Investments (cost $13,870,619)(a) - 98.18% of Net Assets					$13,822,291

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$53,060
Unrealized depreciation	(101,388)

Net unrealized depreciation	$(48,328)

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
51.08% of Net Assets
Blount County TN Public Building Authority General Obligation	5.250%	6/1/2019	Aaa	$1,050,000	$1,133,024
Clarksville TN Water Sewer & Gas Revenue	5.650	2/1/2017	Aaa/AAA@	200,000	207,646
Columbia TN Broadband Network Revenue & Tax	5.000	3/1/2025	Aaa	1,000,000	1,048,330
Columbia TN Refunded - Sewer System	5.000	12/1/2024	Aaa	1,235,000	1,294,737
Franklin County TN Health & Educational Facilities Board	5.000	9/1/2025	AAA*	1,000,000	1,052,110
Franklin TN Industrial Development Board Landings Apartment	5.550	10/1/2008	Aaa/AAA*	50,000	51,479
Franklin TN Industrial Development Board Landings Apartment	5.900	10/1/2016	Aaa/AAA*/AAA@	800,000	821,400
Giles County TN	4.500	2/1/2018	Aaa/AAA@	1,000,000	1,020,410
Greene County TN General Obligation Bonds Series B	5.000	6/1/2024	Aaa/AAA@	505,000	529,588
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	9/1/2029	Aaa/AAA@	1,410,000	1,468,910
Hawkins County TN Refunding General Obligation Bond	4.750	5/1/2017	Aaa/AAA*/AAA@	200,000	206,386
Jackson TN Hospital Revenue Bonds	5.000	4/1/2028	Aaa/AAA*/AAA@	1,550,000	1,595,338
Jackson TN Hospital Revenue Refunding & Improvement	5.625	4/1/2015	Aaa/AAA*	310,000	313,277
Johnson City TN Health & Educational Facilities	6.500	7/1/2014	Aaa/AAA*/AAA@	1,000,000	1,162,670
Kingsport TN Water & Sewer System	4.350	6/1/2017	Aaa/AAA@	710,000	717,512
Kingsport TN Industrial Development Board Multifamily	5.400	4/20/2021	AAA*	485,000	516,035
Knox County TN Health Educational & Housing Facilities Baptist	5.500	4/15/2017	Baa3/AAA*	1,315,000	1,361,117
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	1/1/2013	Aaa/AAA*/AAA@	10,000	11,300
Knox County TN Health Educational & Housing Facilities	5.000	1/1/2022	Aaa/AAA*/AAA@	1,000,000	1,037,600
Knox County TN Utility District Water & Sewer	5.625	12/1/2019	Aaa/AAA*/AAA@	220,000	229,385
Knoxville TN Gas Revenue - Series K	4.750	3/1/2020	Aaa/AAA*/AAA@	1,500,000	1,533,300
Knoxville TN Gas Revenue Refunded System - Series K	4.750	3/1/2022	Aaa/AAA*/AAA@	1,550,000	1,581,977
Knoxville TN Wastewater System Revenue - Series A	4.750	4/1/2021	Aaa/AAA*/AAA@	1,150,000	1,174,668
Metro Government Nashville & Davidson County TN General Obligation	5.000	1/1/2023	Aaa/AAA*/AAA@	1,000,000	1,052,020
Metro Government Nashville & Davidson County TN General Obligation	5.000	1/1/2024	Aaa/AAA*/AAA@	1,000,000	1,050,530
Metropolitan Nashville & Davidson County TN Adventist System	5.750	11/15/2025	Aaa/AAA*/AAA@	1,150,000	1,175,128
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	1/1/2017	Aaa/AAA*/AAA@	1,000,000	1,032,180
Metro Government Nashville & Davidson County TN Water & Sewer	4.750	1/1/2022	Aaa/AAA*/AAA@	1,000,000	1,017,790
Metro Government Nashville & Davidson County TN Sports Authority	5.000	7/1/2021	Aaa/AAA*/AAA@	1,000,000	1,048,820
Montgomery County TN	4.750	5/1/2016	Aaa/AAA@	1,850,000	1,953,119
Montgomery County TN	4.750	5/1/2020	Aaa/AAA@	1,000,000	1,042,020
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	8/20/2018	Aaa	265,000	271,620
Overton County TN Refunding - Schools	5.000	4/1/2018	Aaa	1,000,000	1,067,300
Robertson County TN	4.500	6/1/2015	Aaa/AAA@	300,000	308,661
Robertson County TN General Obligation	5.000	4/1/2018	Aaa/AAA@	760,000	806,930
Shelby County TN Health Educational & Housing Methodist	5.300	8/1/2015	Aaa/AAA*/AAA@	585,000	606,774
Shelby County TN Health Educational & Housing Methodist	5.375	4/1/2013	Aaa/AAA*/AAA@	690,000	718,359
Shelby County TN Health Educational & Housing Methodist	5.000	4/1/2018	Aaa/AAA*/AAA@	500,000	513,845
Smith County TN General Obligation Bonds	5.000	4/1/2021	Aaa/AAA@	720,000	767,707
Sullivan County TN Health Educational & Housing Facilities	5.000	9/1/2016	AA*/AA@	1,000,000	1,035,660
Sullivan County TN Health Educational & Housing Wellmont	5.000	9/1/2017	AA*/AA@	2,500,000	2,584,350
Sullivan County TN Health Educational & Housing Facilities	4.500	9/1/2019	AA*/AA@	1,000,000	993,000
TN State School Board Authority Refunding Higher Education	5.000	5/1/2024	Aaa/AAA*/AAA@	1,395,000	1,466,661
TN State School Board Authority Refunding Higher Education	5.000	5/1/2025	Aaa/AAA*/AAA@	1,440,000	1,516,190
Washington County TN General Obligation School and Public	5.000	4/1/2016	Aaa/AAA@	1,120,000	1,200,114
Wilson County TN Referendum	5.000	4/1/2018	Aaa/AAA@	1,000,000	1,064,920

					44,361,894
GENERAL OBLIGATION BONDS
16.71% of Net Assets
Franklin TN School District Limited Tax Refunding Bond	4.625	6/1/2018	Aa2	1,000,000	1,036,770
Franklin TN Water & Sewer Revenue & Tax Bonds	5.000	4/1/2024	Aaa	750,000	814,335
Johnson City TN General Obligation	5.500	5/1/2020	Aaa/AAA*	300,000	305,736
Knoxville TN General Obligation Bonds Series A	5.000	5/1/2020	Aa2/AA*/AA+@	1,430,000	1,552,222
Memphis TN Referendum - General Improvement	5.000	11/1/2015	Aa2/AA*/AA-@	1,250,000	1,334,275
Memphis TN General Improvement	5.000	11/1/2021	Aa2/AA*/AA-@	1,500,000	1,564,440
Memphis TN General Improvement	5.000	5/1/2020	Aa2/AA*/AA-@	2,000,000	2,099,920
Metropolitan Nashville & Davidson County TN General Obligation	5.875	5/15/2026	Aa2/AA*	100,000	101,325
Shelby County TN - Series A	4.600	11/1/2022	Aa2/AA+*/AA@	500,000	509,650
Williamson County TN Refunding General Obligation Bond	5.000	3/1/2020	Aa1	645,000	692,607
Williamson County TN Series A General Obligation	4.750	4/1/2021	Aa1	750,000	784,965
Williamson County TN Series B GO Bonds	5.000	5/1/2023	Aa1	1,400,000	1,471,918
Williamson County TN General Obligation Bond	5.000	5/1/2022	Aa1	1,400,000	1,478,386
Wilson County TN General Obligation Refunding	5.100	5/1/2016	Aaa/AAA@	745,000	767,365

					14,513,914

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
12.58% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/1/2018	Aa2/AA*/AA@	1,000,000	1,024,850
Knox County TN Health - Fort Sanders Alliance	5.250	1/1/2015	Aaa/AAA*/AAA@	2,175,000	2,347,238
Knox County TN Health Educational & Housing Facilities University	5.750	4/1/2019	Baa1/A-@	1,000,000	1,048,630
Metropolitan Nashville & Davidson County TN Modal	5.500	5/1/2023	Aa2/AA*	2,185,000	2,269,450
Metropolitan Nashville & Davidson County TN Open Arms	5.100	8/1/2016	AA*	2,500,000	2,547,125
Metropolitan Nashville & Davidson County TN Open Arms	5.100	8/1/2019	AA*	1,660,000	1,687,241

					10,924,534
MUNICIPAL UTILITY REVENUE BONDS
5.39% of Net Assets
Chattanooga TN Electric System Revenue	5.250	9/1/2021	AA*/AA@	1,500,000	1,583,865
Clarksville TN Water Sewer & Gas Revenue	5.250	2/1/2018	Aaa/AAA@	1,000,000	1,034,890
Metropolitan Nashville & Davidson County TN Electric System	5.125	5/15/2016	Aa3/AA*/AA@	700,000	736,197
Metropolitan Nashville & Davidson County TN Electric System	5.125	5/15/2021	Aa3/AA*/AA@	1,085,000	1,143,026
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	1/1/2016	Aa3/A+*	185,000	185,463

					4,683,440
STATE AND LOCAL MORTGAGE REVENUE
4.95% of Net Assets
TN Housing Development Agency Homeownership Program	5.850	1/1/2011	Aa2/AA*	200,000	202,284
TN Housing Development Agency Homeownership Program	5.500	7/1/2020	Aa2/AA*	575,000	584,074
TN Housing Development Agency Series 2001 - 3B	5.250	1/1/2020	Aa2/AA*	395,000	407,940
TN Housing Development Agency Mortgage Financing Series A	5.200	7/1/2023	Aa2/AA*	3,000,000	3,105,930

					4,300,228
PREREFUNDED BONDS
4.16% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	7/1/2025	AAA*/AAA@	2,000,000	2,072,660
Knox County TN Utility District Water & Sewer	5.625	12/1/2019	Aaa/AAA*/AAA@	180,000	187,740
Knoxville TN Gas System Revenue Bond Series J	5.000	3/1/2017	Aa3/AA*	700,000	733,656
Knoxville TN Waste Water System Revenue	5.100	4/1/2018	Aa3/AA*	435,000	445,766
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	7/1/2014	Aaa/AAA*	100,000	101,553
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/1/2014	Aaa/AAA*	60,000	70,794

					3,612,169
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.00% of Net Assets
Metropolitan Nashville & Davidson County TN McKendree	5.125	1/1/2020	AA*	1,700,000	1,734,561

					1,734,561
ESCROWED TO MATURITY BONDS
1.44% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	7/1/2012	Aaa/AAA*	5,000	5,507
Johnson City TN Health & Educational Revenue	5.000	7/1/2018	Aaa/AAA*/AAA@	1,000,000	1,040,540
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	1/1/2011	A2	200,000	204,130

					1,250,177
LEASE REVENUE BONDS
.30% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	9/1/2012	Baa2/BBB*	250,000	261,690

					261,690
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.22% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	8/15/2010	AAA*	20,000	22,905
Chattanooga TN Industrial Development Board F L Haney Co	7.200	2/15/2009	AAA*	25,000	27,469
Chattanooga TN Industrial Development Board F L Haney Co	7.200	8/15/2009	AAA*	25,000	27,900
Chattanooga TN Industrial Development Board F L Haney Co	7.200	2/15/2010	AAA*	100,000	112,975

					191,249

Total Investments (cost $84,767,103)(a) - 98.83% of Net Assets					$85,833,857

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,576,164
Unrealized depreciation	(509,410)

Net unrealized appreciation	$1,066,754

DUPREE MUTUAL FUNDS -TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
64.19% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/1/2009	Aaa/AAA*/AAA@	$715,000	$760,274
Dickson County TN Refunding	5.000	6/1/2015	Aaa/AAA@	140,000	148,730
Hawkins County TN General Obligation	4.500	5/1/2008	Aaa/AAA*/AAA@	315,000	321,776
Johnson City TN General Obligation	5.250	6/1/2008	Aaa/AAA*/AAA@	125,000	129,785
Johnson City TN Refunding	4.000	6/1/2015	Aaa	400,000	396,948
Knox County TN Health Education & Housing Facilities Board	5.500	4/15/2011	Baa/AAA*	300,000	310,935
Marshall County TN General Obligation	4.450	12/1/2010	Aaa/AAA@	270,000	278,945
Maury County TN School & Public Improvement	5.000	4/1/2016	Aaa/AAA@	1,000,000	1,068,590
Memphis-Shelby Tn Sports Authority Memphis Arena Project	5.500	11/1/2012	Aaa/AAA*/AAA@	500,000	547,250
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/1/2008	Aaa/AAA*/AAA@	150,000	155,619
Memphis TN Electric System Revenue - Series A	5.000	12/1/2015	Aaa/AAA*/AAA@	1,200,000	1,270,368
Memphis TN Sanitation Sewer Revenue	5.000	10/1/2008	Aaa/AAA*/AAA@	350,000	361,953
Metropolitan Government of Nashville & Davidson County Hsg	5.500	1/1/2007	Aaa*	400,000	403,712
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	3/1/2008	Aaa/AAA*/AAA@	250,000	253,423
Municipal Energy Acquisition Gas Corporation Revenue	4.125	3/1/2009	Aaa/AAA*/AAA@	200,000	202,766
Shelby County Tn Methodist Hospital Healthcare Revenue	5.500	4/1/2008	Aaa/AAA*/AAA@	250,000	258,890
Shelby County TN Health Education & Housing Facility Rhodes	4.500	8/1/2008	Aaa/AAA*/AAA@	100,000	102,015
Shelby County TN Health Education & Housing Facility Rhodes	4.500	8/1/2009	Aaa/AAA*/AAA@	100,000	102,735
Sullivan County TN Health Educational & Housing Facility Bo	5.000	9/1/2011	AA*/AA@	335,000	348,507
Tennergy Corporation TN Gas Revenue	5.000	6/1/2008	Aaa/AAA*/AAA@	500,000	516,445
Tennergy Corporation TN Gas Revenue	5.000	6/1/2009	Aaa/AAA*/AAA@	650,000	675,786
TN Energy Acquisition Corporation Gas Revenue Series A	5.000	9/1/2007	Aaa/AAA*/AAA@	210,000	214,280
TN Energy Acquisition Corporation Gas Revenue Ser:B	4.500	9/1/2008	Aaa/AAA*/AAA@	295,000	300,809
Wilson County TN General Obligation	5.000	4/1/2013	Aaa/AAA@	720,000	769,018

					9,899,557
GENERAL OBLIGATION BONDS
16.32% of Net Assets
Chattanooga TN General Obligation Inlimited	5.500	9/1/2010	Aa2/AA*/AA@	500,000	536,345
Hamilton County TN General Obligation Series A	4.550	8/1/2009	Aa1/AA+@	100,000	101,946
Knox County TN Public Improvement General Obligation	5.100	5/1/2008	Aa2/AA*	90,000	92,720
Madison County TN General Obligation	4.000	4/1/2014	Aa3	700,000	699,048
Metro Government Nashville & Davidson County TN Improvement	5.000	10/15/2008	Aa2/AA*/AA+@	500,000	518,800
Rutherford County TN General Obligation	5.000	4/1/2009	Aa2/AA*	250,000	259,795
Rutherford County TN Public Improvement General Obligation	4.250	4/1/2009	Aa2/AA*	200,000	203,608
Shelby County TN Public Improvement General Obligation S:A	5.500	4/1/2009	Aa2/AA+*/AA@	100,000	105,270

					2,517,532
PREREFUNDED BONDS
6.42% of Net Assets
Memphis TN General Improvement	5.250	4/1/2016	Aa3/AA*/AA-@	450,000	470,079
Metropolitan Government Nashville & Davidson County TN Gene	5.125	11/15/2013	Aa2/AA*	300,000	316,248
Unicoi County TN General Obligation Unlimited	5.400	4/1/2010	Aaa/AAA*	200,000	204,000

					990,327
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.26% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500	12/1/2006	Aa2/AA*/AA@	700,000	709,338
Knox County TN Hospital Facility Revenue Catholic Healthca	4.500	10/1/2011	A1/AA-*/AA-@	100,000	101,853

					811,191
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.35% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vand	5.750	1/1/2008	Aa2/AA*	250,000	260,013
Tennessee State School Board Authority Higher Education Fa	4.800	5/1/2014	Aa2/AA-*	100,000	102,506

					362,519
MUNICIPAL UTILITY REVENUE BONDS
1.80% of Net Assets
Knoxville Tn Gas Revenue System Series J	4.750	3/1/2010	Aa3/AA*	170,000	175,882
Memphis TN Electric System Revenue Refunding Jr Lien	4.000	12/1/2009	Aa3/AA*/AA@	100,000	101,255

					277,137
LEASE REVENUE BONDS
1.67% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	9/1/2009	Baa2/BBB*	250,000	258,063

					258,063

DUPREE MUTUAL FUNDS - TENNESSEE SHORT TO MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
.78% of Net Assets
^Shelby County TN Multi-Family Housing Memphis Series A	5.000	1/1/2009	NR	240,000	120,000

					120,000

Total Investments (cost $15,432,334)(a) - 98.79% of Net Assets					$15,236,324

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Security in default and therefore non-income producing. The security is illiquid and is therefore valued at fair value At March 31 2006, fair valued securities represent 0.78% of net assets.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$41,800
Unrealized depreciation	(237,809)

Net unrealized depreciation	$(196,009)

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Government Securities and Agencies — 100%
March 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
45.72% of Net Assets
Federal Home Loan Banks Medium Term Note	5.125%	6/8/2015	Aaa/AAA*/AAA@	$1,500,000	$1,453,536
Federal Home Loan Banks Medium Term Note	7.000	8/15/2014	Aaa/AAA	500,000	559,749
Federal Home Loan Banks Medium Term Note	5.625	2/12/2018	Aaa/AAA	1,500,000	1,452,917
Federal Home Loan Banks Medium Term Note	5.620	8/6/2018	AAA/Aaa	3,000,000	2,896,875
Federal Home Loan Banks Medium Term Note	5.220	12/15/2014	Aaa/AAA	1,000,000	968,698
Federal Home Loan Banks Medium Term Note	5.375	4/22/2015	Aaa/AAA*/AAA@	3,025,000	2,975,136

					10,306,909
FEDERAL NATIONAL MORTGAGE ASSOCIATION
23.40% of Net Assets
Federal National Mortgage Association	5.750	11/7/2017	Aaa/AAA	400,000	390,146
Federal National Mortgage Association	5.300	8/15/2013	AAA/Aaa	2,000,000	1,971,066
Federal National Mortgage Association	5.500	12/9/2014	Aaa/AAA	1,000,000	980,365
Federal National Mortgage Association	5.250	12/30/2015	Aaa/AAA	1,000,000	966,702
Federal National Mortgage Association	5.210	6/30/2015	Aaa/AAA*/AAA@	1,000,000	967,923

					5,276,202
FEDERAL FARM CREDIT
13.51% of Net Assets
Federal Farm Credit Bank	5.300	6/24/2014	Aaa/AAA	2,050,000	2,059,401
Federal Farm Credit Bank	5.625	10/20/2015	Aaa/AAA*/AAA@	1,000,000	985,916

					3,045,317
FEDERAL HOME LOAN MORTGAGE
8.28% of Net Assets
Federal Home Loan Mortgage Corporation	5.000	3/27/2018	Aaa/AAA	500,000	470,823
Federal Home Loan Mortgage Corporation	4.875	3/15/2007	Aaa/AAA	1,400,000	1,396,105

					1,866,928
STUDENT LOAN MARKETING ASSOCIATION
4.95% of Net Assets
Student Loan Marketing Association	7.300	8/1/2012	Aaa/AAA	1,000,000	1,115,355

					1,115,355
CASH EQUIVALENTS
2.93% of Net Assets
US Bank U.S. Treasury Money Market Fund				659,998	659,998

					659,998

Total Investments (cost $22,491,499)(a) - 98.79% of Net Assets					$22,270,709

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$144,096
Unrealized depreciation	(364,885)

Net unrealized depreciation	$(220,789)

Item 2. Controls and Procedures.

On May 4, 2006 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on May 4, 2006 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Thomas P. Dupree, Sr., President
Date:	05/04/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas P. Dupree, Sr., President
Date:	05/04/2006

By:	/s/ Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date:	05/04/2006